UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21657
                                                     ---------

           Credit Suisse Alternative Capital Multi-Strategy Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000
                                                            ------------

                       Date of fiscal year end: March 31
                                                --------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC (1)


SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (UNAUDITED)
----------------------------------------------------
    Investment in Credit Suisse Alternative Capital Multi-Strategy Master Fund,
    LLC, at value - 99.99% (cost $52,213,381)                                                               $ 54,707,447

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 0.01%                                                                4,416
                                                                                                            ------------
NET ASSETS - 100.00%                                                                                        $ 54,711,863
                                                                                                            ============

(1) Invests the majority of its assets in Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC. The Schedule of Investments of Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC is included below.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

[PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Equity Long/Short       35.10%
Event Driven            23.66%
Global Macro            12.91%
Multi-Strategy           9.32%
Convertible Arbitrage    6.33%
Equity Market Neutral    5.11%
Emerging Markets         4.44%
Managed Futures          3.13%

                                                                              PERCENTAGE
                                                                              OF MEMBERS'
                                                            LIQUIDITY (4)       CAPITAL             COST         FAIR VALUE (5)
INVESTMENTS IN PORTFOLIO FUNDS(1) (2) (3) 91.65%
------------------------------------------------

CONVERTIBLE ARBITRAGE
Aristeia International Limited                              Quarterly           3.95%           $ 4,750,000       $ 5,663,379
Fore Convertible Fund, L.P.                                 Quarterly           1.85%             2,068,740         2,657,689
                                                                               ------           -----------        ----------
                                                                                5.80%             6,818,740         8,321,068
                                                                               ------           -----------        ----------
EMERGING MARKETS
The Rohatyn Group Global Opportunity Partners, L.P.
    Side Pocket                                                (6)              0.10%                     -           144,757
Spinnaker Global Opportunity Fund, Ltd.                     Quarterly           3.97%             4,062,733         5,698,827
                                                                               ------           -----------        ----------
                                                                                4.07%             4,062,733         5,843,584
                                                                               ------           -----------        ----------
EQUITY LONG/SHORT
Gandhara Fund, L.P.                                         Quarterly           3.07%             3,500,000         4,405,332
Glenview Institutional Partners, L.P.
    Regular Interest                                        Quarterly           3.68%             4,202,550         5,281,134
    Side Pocket                                                (6)              0.21%               297,450           297,450
Lansdowne UK Equity Fund, L.P.                               Monthly            3.24%             3,000,000         4,648,833
The Antares European Fund, L.P.                             Quarterly           3.28%             2,702,500         4,703,671
Torrey Pines Fund, LLC (7)                                  Quarterly           4.86%             7,000,000         6,977,600
Tosca                                                       Quarterly           5.47%             6,325,905         7,844,554
Viking Global Equities L.P.                                 Annually            4.27%             6,000,000         6,128,951

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

                                                                              PERCENTAGE
                                                                              OF MEMBERS'
                                                            LIQUIDITY (4)       CAPITAL            COST          FAIR VALUE (5)
EQUITY LONG/SHORT (CONTINUED)
Westfield Life Sciences Fund II, L.P.                       Quarterly           1.78%           $ 1,563,040       $ 2,552,796
Whitney New Japan Partners, L.P. (7)                        Quarterly           2.30%             3,178,066         3,301,708
                                                                               ------            ----------        ----------
                                                                               32.16%            37,769,511        46,142,029
                                                                               ------            ----------        ----------
EQUITY MARKET NEUTRAL
AQR Global Stock Selection HV Offshore Fund, Ltd.           Quarterly           1.76%             2,039,795         2,530,870
GMN Partners L.P. (7)                                       Quarterly           2.92%             4,000,000         4,187,724
                                                                               ------            ----------        ----------
                                                                                4.68%             6,039,795         6,718,594
                                                                               ------            ----------        ----------
EVENT DRIVEN
Atticus Global, L.P.                                        Quarterly           3.55%             2,330,762         5,087,910
GoldenTree Partners, L.P.                                   Quarterly           5.67%             6,584,849         8,136,236
Perry Partners, L.P.
    Regular Interest                                        Annually            2.54%             2,997,920         3,643,816
    Side Pocket                                                (6)              0.21%               300,118           300,693
PSAM WorldArb Partners L.P.                                 Quarterly           4.13%             6,000,000         5,925,600
Silver Point Capital Fund, L.P.
    Side Pocket                                                (6)              0.15%                     -           220,013
York Capital Management, L.P.                               Annually            5.44%             6,494,582         7,796,701
                                                                               ------            ----------        ----------
                                                                               21.69%            24,708,231        31,110,969
                                                                               ------            ----------        ----------
GLOBAL MACRO
Remington Investment Strategies, L.P.                       Quarterly           5.99%             4,230,771         8,591,559
The Tudor BVI Global Fund, L.P.                             Quarterly           5.85%             5,537,905         8,385,901
                                                                               ------            ----------        ----------
                                                                               11.84%             9,768,676        16,977,460
                                                                               ------            ----------        ----------
MANAGED FUTURES
Touradji Global Resources Fund, L.P.                        Quarterly           2.87%             2,500,000         4,110,864
                                                                               ------            ----------        ----------
                                                                                2.87%             2,500,000         4,110,864
                                                                               ------            ----------        ----------
MULTI-STRATEGY
Amaranth Capital Partners, LLC
    Regular Interest                                           (a)              0.17%             2,808,583           247,865
    Side Pocket                                              (6) (a)            0.31%               383,553           447,053
AQR Absolute Return Institutional Fund, L.P.                Quarterly           1.65%             2,000,000         2,372,990


CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

                                                                              PERCENTAGE
                                                                              OF MEMBERS'
                                                            LIQUIDITY (4)       CAPITAL            COST          FAIR VALUE (5)
MULTI-STRATEGY (CONTINUED)
Stark Investments Limited Partnership
    Regular Interest                                        Quarterly           6.00%           $ 7,610,678      $   8,607,200
    Side Pocket                                               (6)               0.41%               524,663            579,780
                                                                                -----           -----------      -------------
                                                                                8.54%            13,327,477         12,254,888
                                                                                -----           -----------      -------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $104,995,163)                                                         $ 131,479,456

OTHER ASSETS, LESS LIABILITIES 8.35%                                                                                11,973,988
                                                                                                                 -------------
MEMBERS' CAPITAL 100.00%                                                                                         $ 143,453,444
                                                                                                                 =============

(a) Portfolio Fund in liquidation.
(1) Fair valued investments.
(2) Securities are issued in private placement transactions and as such are restricted as to resale.
(3) Non-income producing securities.
(4) Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain investments are subject to lock-up provisions up to 11 months.
(5) The Registrant's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the managers of the Portfolio Funds (the "Portfolio Fund Managers"). The Registrant's Board of Managers (the "Board") has approved procedures pursuant to which the Registrant values its investments in Portfolio Funds at fair value. The fair value of the Registrant's interest in a Portfolio Fund will represent the amount that the Registrant could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed) from a Portfolio Fund or from a third party if the Registrant's interest was redeemed or sold at the time of valuation, based on information available at that time, which Credit Suisse Alternative Capital, Inc. (the "Investment Adviser") reasonably believes to be reliable. In accordance with the Registrant's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund Manager's valuation policies and reported by the Portfolio Fund Manager or the Portfolio Fund's administrator to the Registrant or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.
(6) Side pocket investments are not redeemable until they are realized or converted to regular interests in the Portfolio Fund by the Portfolio Fund Manager.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

(7) Affiliated Portfolio Fund.

    AFFILIATED ISSUERS
    An affiliated Portfolio Fund is a Portfolio Fund in which the Master Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with Portfolio Funds which are or were affiliates are as follows:


                                                               Value at                                                Value at
     Affiliate                                               April 1, 2007       Purchases      Sales Proceeds       June 30, 2007
------------------------------------------------------    ------------------   -------------  ------------------   -----------------
     GMN Partners L.P.                                        $ 4,179,683       $          -      $         -          $  4,187,724
     Torrey Pines Fund, LLC                                             -          7,000,000                -             6,977,600
     Whitney New Japan Partners, L.P.                           3,284,483                  -                -             3,301,708

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Credit Suisse Alternative Capital Multi-Strategy Fund, LLC
             ----------------------------------------------------------

By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date         August 29, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date         August 29, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Sandra DeGaray
                         -------------------------------------------------------
                           Sandra DeGaray, Chief Financial Officer and Treasurer (principal financial officer)

Date         August 29, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.